Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value
3.	Fair Value

Assets/Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured on the Company’s balance sheet at fair value on a recurring basis subsequent to initial recognition consisted of the following:

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$938,531	$—	$3,259,024
Derivative assets measured at fair value	$—	$938,531	$—	$3,259,024
Liabilities:
Forward foreign exchange contracts	$—	$(815,494)	$—	$(2,181,171)
Interest rate swap contracts	—	(404,549)	—	(585,415)
Cross-currency interest rate swap
contracts	—	(463,365)	—	(303,285)
Derivative liabilities measured at fair
value	$—	$(1,683,408)	$—	$(3,069,871)

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap
contracts	—	—	—	291,694
Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077
Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(949,068)
Cross-currency interest rate swap
contracts	—	(1,292,475)	—	(957,678)
Derivative liabilities measured at fair
value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822
Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101
Liabilities:
Forward foreign exchange contracts	$—	$(483,421)	$—	$(3,835,234)
Interest rate swap contracts	—	(529,712)	—	(127,336)
Cross-currency interest rate swap
contracts	—	(388,913)	—	(519,099)
Commitment to issue shares and
warrants relating to litigation
settlement	—	(120,237,773)	—	(30,100,793)
Derivative liabilities measured at fair
value	$—	$(121,639,819)	$—	$(34,582,462)

The Company prices its derivative financial instruments, consisting of forward foreign exchange contracts and interest rate swap contracts using level 2 inputs such as exchange rates and interest rates for instruments of comparable durations and profiles.

Assets Measured at Fair Value on a Nonrecurring Basis

Fair value of long-lived assets held and used was determined by discounted cash flow technique, which includes the future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset. Estimates of future cash flows used to test the recoverability of a long-lived asset incorporated the Company’s own assumptions about its use of the asset and considered all available evidence. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants.

The Company did not have any asset measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses
Long-lived assets held
and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held
for sale	—	—	8,184,462	(22,718,729)
	$—	$—	$36,609,311	$(27,988,010)

In 2009, long-lived assets held and used with a carrying amount of $33.7 million were written down to their fair value of $28.4 million, resulting in an impairment charge of $5.3 million. In addition, long- lived assets held for sale with a carrying amount of $30.9 million were written down to their fair value less cost to sell of $8.2 million, resulting in a loss of $22.7 million. All such amounts were included in impairment loss of long-lived assets in the consolidated statements of comprehensive income for the year ended December 31, 2009.